DEPOSITS	12 Months Ended
Dec. 31, 2018
DEPOSITS [Abstract]
DEPOSITS
NOTE I - DEPOSITS

The aggregate amount of time deposits in denominations of $250,000 or more at December 31, 2018 and 2017 was $47.4 million and $39.2 million, respectively. Interest expense on such deposits amounted to $820,000 and $443,000 in 2018 and 2017, respectively. At December 31, 2018, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2019	$59,685	$30,521	$90,206
2020	34,333	12,681	47,014
2021	14,658	2,072	16,730
2022	7,969	1,834	9,803
2023	4,365	319	4,684
Total	$121,010	$47,427	$168,437

The Bank periodically uses brokered deposits consistent with asset and liability management policies. At December 31, 2018 and 2017 the Bank had $14,958,000 and $27,368,000, respectively, in brokered deposits. The Bank reclassifies overdrafts on deposit accounts to loan balances. For the years ended December 31, 2018 and 2017, the reclassified amounts were $76,000 and $53,000 respectively.